Short-term Borrowings (Details) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended			13 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Apr. 30, 2023	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2016
Short-term Borrowings
Proceeds from short-term borrowings						$ 1,422,613	$ 6,255,905	$ 83,146,674
Repaid of short-term borrowings received						1,573,396	14,126,509	85,229,391
Short term borrowings with Hi-tech industrial park
Short-term Borrowings
Proceeds from short-term borrowings			$ 5,500,000
Repaid of short-term borrowings received					$ 5,500,000
Line of credit 2016
Short-term Borrowings
Total credit available under this facility												$ 10,000,000.0	$ 6,000,000.0
Amount borrowed								74,700,000
Repayment							$ 5,900,000	$ 79,800,000
Weighted average interest rate of short-term borrowings (as a percent)							5.15%	5.15%
Cash deposited in the bank as guarantee								$ 0
Credit facility, 2021
Short-term Borrowings
Total credit available under this facility				$ 1,600,000				$ 1,600,000			$ 1,600,000
Amount borrowed				$ 1,600,000
Credit facility, 2022
Short-term Borrowings
Total credit available under this facility		$ 900,000
Amount borrowed							$ 900,000
Credit facility, June 2023
Short-term Borrowings
Total credit available under this facility	$ 700,000
Amount borrowed	$ 700,000
Interest rate (in %)	3.65%
Maturity period (in years)	6 months
Credit Facility, april 2023
Short-term Borrowings
Total credit available under this facility										$ 700,000
Amount borrowed						700,000
Repayment						$ 0
Interest rate (in %)										4.15%
Prime rate member | Line of credit 2016
Short-term Borrowings
Variable interest rate (as a percent)									1.30%
Prime rate member | Credit facility, 2022
Short-term Borrowings
Variable interest rate (as a percent)		(0.35%)